INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	$ 88,521	$ 25,419
Business combinations (Note 5)		63,251
Additions	8,792	8,458
Amortization charge (Note 19)	(1,406)	(6,368)
Translation differences	2,093	(2,239)
Closing net book amount	98,000	88,521
Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	101,441
Closing net book amount	112,582	101,441
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(12,920)
Closing net book amount	(14,582)	(12,920)
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	69,554	23,922
Business combinations (Note 5)		42,599
Additions	6,591	6,465
Amortization charge (Note 19)	(60)	(1,237)
Translation differences	1,986	(2,195)
Closing net book amount	78,071	69,554
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	76,170
Closing net book amount	85,022	76,170
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(6,616)
Closing net book amount	(6,951)	(6,616)
GOODWILL
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	10,800	0
Business combinations (Note 5)		10,776
Additions	0	0
Translation differences	0	24
Closing net book amount	10,800	10,800
GOODWILL | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	10,800
Closing net book amount	10,800	10,800
CUSTOMER CONTRACTS AND CUSTOMER BASES
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	5,137	0
Business combinations (Note 5)		6,314
Additions	287	0
Amortization charge (Note 19)	(461)	(1,146)
Translation differences	1	(31)
Closing net book amount	4,964	5,137
CUSTOMER CONTRACTS AND CUSTOMER BASES | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	7,247
Closing net book amount	7,589	7,247
CUSTOMER CONTRACTS AND CUSTOMER BASES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(2,110)
Closing net book amount	(2,625)	(2,110)
CONTENT ASSETS
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	0	0
Business combinations (Note 5)		3,562
Additions	0	0
Amortization charge (Note 19)	0	(3,534)
Translation differences	0	(28)
Closing net book amount	0	0
CONTENT ASSETS | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	3,538
Closing net book amount	3,548	3,538
CONTENT ASSETS | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(3,538)
Closing net book amount	(3,548)	(3,538)
INTERNALLY DEVELOPED INTANGIBLES
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	3,030	1,497
Business combinations (Note 5)		0
Additions	1,914	1,993
Amortization charge (Note 19)	(885)	(451)
Translation differences	106	(9)
Closing net book amount	4,165	3,030
INTERNALLY DEVELOPED INTANGIBLES | Cost
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	3,686
Closing net book amount	5,623	3,686
INTERNALLY DEVELOPED INTANGIBLES | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	(656)
Closing net book amount	$ (1,458)	$ (656)